--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0327

                                                      Estimated average burden
                                                      hours per response....0.17
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          FORM SE Dated August 28, 2000

              N-SAR                  Year ended 6/30/00           811-4624
--------------------------------     ------------------    ---------------------
Report, Schedule or Statement of      Period of Report     SEC File No. of Form,
 Which the Documents Are a Part       (If Appropriate)     Schedule or Statement

       State Street Research Equity Trust                          790941
--------------------------------------------------         ---------------------
(Exact Name of Registrant As Specified In Charter)         Registrant CIK Number

--------------------------------------------------------------------------------
Name of Person Other than the Registrant Filing the Form, Schedule or Statement

              The undersigned hereby files the following documents:

Attach an exhibit index and the exhibits not filed electronically as required by
     Item 601 of Regulation S-K, the applicable Form, Schedule or Statement.

                   SIGNATURES: Complete A or B, as Appropriate
                       See General Instructions to Form SE

A. Filings Made on Behalf of the Registrant: The Registrant has duly caused this form to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts, on the 28th day of August, 2000.

                                           State Street Research Equity Trust
                                        ----------------------------------------
                                                   (Name of Registrant)

                                    By: /s/ Douglas A. Romich
                                        ----------------------------------------
                                                       (Signature)

                                        Douglas A. Romich
                                        ----------------------------------------
                                                      (Print Name)

                                        Assistant Treasurer
                                        ----------------------------------------
                                                         (Title)

B. Filings Made by Persons Other Than the Registrant: After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

--------------      ------------------------------------------------------------
    (Date)                                     (Signature)

                    ------------------------------------------------------------
                    (Print the Name and Title of Each Person Who Signs the Form)


SEC 2082 (12-89)

                       State Street Research Equity Trust
                       ----------------------------------
                              (Name of Registrant)

                                     Form SE

                          Exhibit Index for Form N-SAR

Item 77.    B.    Accountant's Report on Internal Control

            C.    Matters submitted to a vote of security holders

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
State Street Research Equity Trust
and Shareholders of:
  State Street Research Global Resources Fund
  State Street Research Athletes Fund
  State Street Research Argo Fund
  State Street Research Alpha Fund

In planning and performing our audits of the financial statements of State Street Research Global Resources Fund, State Street Research Athletes Fund, State Street Research Argo Fund and State Street Research Alpha Fund for the year ended June 30, 2000, we considered their internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of State Street Research Equity Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of June 30, 2000.

This report is intended solely for the information and use of the Board of Trustees, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


/s/ PricewaterhouseCoopers LLP


Boston, Massachusetts
August 10, 2000

                        ADDITIONAL ANSWERS TO FORM N-SAR
                                       for
                       STATE STREET RESEARCH EQUITY TRUST

Item 77: Attachments

SUB-ITEM 77C: Submissions of matters to a vote of security holders

See "Report On Special Meeting of Shareholders" in the Report to Shareholders for the year ended June 30, 2000, for the State Street Research Argo Fund, State Street Research Alpha Fund, State Street Research Global Resources Fund and State Street Research Athletes Fund series of the Registrant, which Reports on Special Meetings of Shareholders are incorporated by reference herein.